Inventories - Schedule of Inventory (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Components:
For manufacturing of systems	$ 25,540	$ 31,409
For servicing of systems	27,756	26,675
Inventory Gross	53,296	58,084
Work in process	11,843	9,933
Finished products	28,799	25,837
Inventory Net	$ 93,938	$ 93,854	[1]

[1]	See Note 1a(ii).